Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues		$ 2,899,110	$ 19,229
Cost of revenues		(2,890,116)	(17,306)
GROSS PROFIT		8,994	1,923
OPERATING EXPENSES
Selling expenses		(505)	(19,985)
General and administrative expenses		(1,809,901)	(1,252,874)
TOTAL OPERATING EXPENSES		(1,810,406)	(1,272,859)
OPERATING LOSS		(1,801,412)	(1,270,936)
OTHER (EXPENSE) INCOME
Interest income		59,148	200
Interest expense		(206,698)	(22,899)
Foreign currency exchange losses, net		(255,926)	(128,947)
Share of profit from equity method investment		180
Fair value losses on short-term investments		(186,854)
Other income		281,267
TOTAL NON OPERATING EXPENSE, NET		(308,883)	(151,646)
LOSS BEFORE INCOME TAXES		(2,110,295)	(1,422,582)
INCOME TAX EXPENSE
NET LOSS FROM CONTINUING OPERATIONS		(2,110,295)	(1,422,582)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		(2,002)	(1,232,895)
Gain on disposal of subsidiaries		22,606,404
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		22,604,402	(1,232,895)
NET INCOME (LOSS)		$ 20,494,107	$ (2,655,477)
Net income (loss) per share attributable to ordinary shareholders of the Company- Basic and Diluted *
Continuing operations, Basic	[1]	$ (42.36)	$ (1,645.40)
Continuing operations, Diluted	[1]	(42.36)	(1,645.40)
Discontinued operations, Basic	[1]	453.73	(1,426.00)
Discontinued operations, Diluted	[1]	453.73	(1,426.00)
Total basic	[1]	411.37	(3,071.40)
Total diluted	[1]	$ 411.37	$ (3,071.40)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment		$ (335,500)	$ (290,762)
COMPREHENSIVE INCOME (LOSS)		$ 20,158,607	$ (2,946,239)
Common Class A [Member]
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE
Ordinary Shares, basic		49,819	865
Ordinary Shares, diluted		49,819	865
Common Class B [Member]
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE
Ordinary Shares, basic		49,819	865
Ordinary Shares, diluted		49,819	865

[1]	Giving retroactive effect to the 1-for-45 reverse share split effected on August 10, 2026.